Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

(DIVE)	Dana Concentrated Dividend ETF
(the “Fund”)

Listed on NYSE Arca, Inc.

February 9, 2026

Supplement to the Prospectus and

Statement of Additional Information (“SAI”),

each dated August 12, 2025, as supplemented

Effective immediately, the Prospectus and SAI are hereby changed to reflect that the Fund intends to pay out dividends and interest income, if any, quarterly, and distribute any net realized capital gains to its shareholders at least annually.

Please retain this Supplement for future reference.